Investment Objectives and Goals	Oct. 27, 2025
HCM Sector Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM SECTOR PLUS FUND (formerly, “HCM Dividend Sector Plus Fund”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation.
HCM Tactical Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM TACTICAL PLUS FUND (formerly, “HCM Tactical Growth Fund”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation.
HCM Multi-Asset Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM MULTI-ASSET PLUS FUND (formerly, “HCM Income Plus Fund”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Total return.
HCM Dynamic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM DYNAMIC INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Total return.